United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--21.3%
		Basic Industry - Chemicals--0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,319,800
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,060,771
2,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,709,478
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	520,902
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,808,527
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,967,890
		TOTAL	10,387,368
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	618,197
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,303,912
3,100,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	3,008,683
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,697,548
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	411,684
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,084,281
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,960,494
2,410,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,438,827
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,434,399
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,193,219
		TOTAL	17,151,244
		Basic Industry - Paper--0.3%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,625,185
342,000		Westvaco Corp., 7.65%, 3/15/2027	344,246
2,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,695,488
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,827,929
		TOTAL	9,492,848
		Capital Goods - Aerospace & Defense--0.5%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	472,884
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	573,729
100,000		Boeing Capital Corp., Sr. Note, Series XI, 3.955%, 11/15/2009	100,022
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,601,859
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,777,813
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,856,359
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,318,891
		TOTAL	15,701,557
		Capital Goods - Building Materials--0.1%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,691,919
		Capital Goods - Construction Machinery--0.1%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	405,404
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	62,735
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,553,149
100,000		John Deere Capital Corp., Sr. Note, Series D, 3.239%, 12/18/2009	99,896
		TOTAL	3,121,184
		Capital Goods - Diversified Manufacturing--1.1%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,003,301
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,530,040
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,203,521
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,540,785
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,578,498
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	691,205
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,175,600
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,757,080
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,570,680
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,724,955
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,326,685
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,687,250
		TOTAL	30,789,600
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	923,337
		Communications - Media & Cable--0.5%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,154,918
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	4,733,438
3,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	3,685,885
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,072,347
		TOTAL	14,646,588
		Communications - Media Noncable--0.1%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,756,447
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	256,252
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,291,400
		TOTAL	4,304,099
		Communications - Telecom Wireless--0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,876,726
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,443,392
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	464,702
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,672,066
		TOTAL	14,456,886
		Communications - Telecom Wirelines--0.5%
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,776
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	125,978
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,399
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,296
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	201,207
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	2,009,630
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	771,542
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,091,704
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,220,222
5,000,000		Verizon Communications, Inc., 6.10%, 4/15/2018	5,004,024
		TOTAL	14,727,778
		Consumer Cyclical - Automotive--0.5%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,587,966
3,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,411,637
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,016,749
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	123,820
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,198,429
		TOTAL	15,338,601
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	229,987
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,162,110
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,388,469
3,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,093,938
		TOTAL	6,874,504
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	733,230
		Consumer Cyclical - Retailers--0.6%
1,920,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	1,934,853
738,810	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	655,361
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	513,205
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,873,331
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,355,397
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,243,170
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	217,631
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,947,999
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	777,584
		TOTAL	16,518,531
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,561,714
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	206,608
		TOTAL	2,768,322
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	64,838
		Consumer Non-Cyclical Food/Beverage--0.6%
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,285,835
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,164
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,360,227
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,831,820
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,076,472
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,187,011
2,630,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,683,221
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	189,902
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	253,236
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,606,319
		TOTAL	18,574,207
		Consumer Non-Cyclical Health Care--0.2%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	1,066,458
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	894,484
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	3,892,760
		TOTAL	5,853,702
		Consumer Non-Cyclical Pharmaceuticals--0.5%
4,300,000		Abbott Laboratories, 5.15%, 11/30/2012	4,444,090
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,667,432
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,212,252
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	436,820
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,624,915
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	788,240
		TOTAL	15,173,749
		Consumer Non-Cyclical Products--0.2%
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	989,919
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,813,862
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	728,678
445,000		Snap-On, Inc., 6.25%, 8/15/2011	462,551
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,140,296
		TOTAL	7,135,306
		Consumer Non-Cyclical Supermarkets--0.2%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,035,724
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,368,624
		TOTAL	4,404,348
		Consumer Non-Cyclical Tobacco--0.3%
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,194,807
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,247,500
		TOTAL	9,442,307
		Energy - Independent--0.6%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,107,586
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,385,963
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,709,703
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,724,205
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	150,340
676,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	671,334
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	5,222,341
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	579,179
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	886,622
		TOTAL	17,437,273
		Energy - Integrated--0.6%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	140,859
6,150,000		Conoco, Inc., 7.25%, 10/15/2031	7,089,504
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,799,834
1,166,725	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,188,027
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,190,323
		TOTAL	16,408,547
		Energy - Oil Field Services--0.1%
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,005,629
		Energy - Refining--0.2%
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,900,304
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	836,890
		TOTAL	4,737,194
		Financial Institution - Banking--2.6%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,879,587
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	1,950,898
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,027,314
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,657,942
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,939,411
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	154,484
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	556,818
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,482,653
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	997,929
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,569,551
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,142,815
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	503,512
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	50,959
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	153,324
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,073,617
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,138,466
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,615,193
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,275,765
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,078
2,185,000		Manufacturers & Traders Trust Co.,, Sub. Note, 5.629%, 12/1/2021	1,680,895
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,636,695
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	576,079
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,948,960
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,014,787
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,070,706
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,098,947
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,182,850
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,628,159
500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	502,252
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,454,213
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	714,076
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,124,948
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	252,001
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	861,436
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,979,807
3,620,000		Wachovia Corp., 5.75%, 2/1/2018	3,094,406
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	3,407,582
4,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	3,610,296
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,686,884
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,004,074
		TOTAL	74,725,369
		Financial Institution- Brokerage—1.9%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,097
550,000		Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	549,097
1,370,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,335,987
4,230,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	4,402,920
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,063,080
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	2,922,470
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,840,197
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,167,685
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,034,974
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,478,567
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	881,510
4,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	4,139,489
3,010,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,968,338
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	726,986
2,900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	2,658,961
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,400,092
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	1,724,195
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,478,829
2,500,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,058,027
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,235,346
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,416,890
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	194,254
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	587,983
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	239,836
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	592,638
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	959,098
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,738,191
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,269,694
440,000		Nuveen Investments, 5.00%, 9/15/2010	394,900
440,000		Nuveen Investments, 5.50%, 9/15/2015	293,700
		TOTAL	56,784,031
		Financial Institution - Finance Noncaptive--1.3%
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	6,262,308
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,899,771
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,756,232
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	39,113
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	58,481
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,631,220
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	1,060,567
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	249,062
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,669,272
150,000		General Electric Capital Corp., Note, Series A, 2.59%, 2/20/2009	149,638
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	203,385
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,001,294
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,034,749
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,809,002
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	942,031
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	707,016
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,425,332
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	6,614,307
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	897,500
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	798,681
		TOTAL	37,208,961
		Financial Institution - Insurance - Health--0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,563,193
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,583,364
		TOTAL	8,146,557
		Financial Institution - Insurance - Life--0.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,585,621
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,217,208
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,039,286
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,609,468
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	996,281
		TOTAL	13,447,864
		Financial Institution - Insurance - P&C--0.8%
2,960,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	2,873,324
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,660,124
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,586,334
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	2,417,820
590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	569,259
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	870,814
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,659,632
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,632,551
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,340,805
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,867,299
		TOTAL	22,477,962
		Financial Institution - REITs--0.4%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	2,860,370
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	728,522
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	931,696
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	3,824,933
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	3,289,197
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,381,067
		TOTAL	13,015,785
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	922,576
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	518,295
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	673,293
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,345,906
		TOTAL	2,019,199
		Sovereign--0.1%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,507,001
		Technology--1.2%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,139,658
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,609,708
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	397,670
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,859,135
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,048,364
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,120,097
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,218,201
2,850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	2,808,458
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,683,776
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	3,811,668
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,010,732
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,722,210
2,530,000		Oracle Corp., 6.50%, 4/15/2038	2,566,857
		TOTAL	34,996,534
		Transportation - Airlines--0.2%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,095,038
		Transportation - Railroads--0.3%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,656,626
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,824,872
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	309,144
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	3,847,009
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,476,327
		TOTAL	9,113,978
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,744,926
		Utility - Electric--1.6%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,390,884
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	727,433
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	7,933,600
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	686,140
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	2,785,114
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	271,075
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,068,529
2,462,032	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,410,501
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,617,247
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,041,678
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,751,699
870,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	861,170
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	858,399
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,177,371
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	812,972
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	683,896
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	5,037,790
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	2,002,132
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,585,698
2,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	2,357,116
		TOTAL	47,060,444
		Utility - Natural Gas Distributor--0.1%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,470,818
		Utility - Natural Gas Pipelines--0.2%
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,235,140
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,576,247
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,397,520
		TOTAL	6,208,907
		TOTAL CORPORATE BONDS (IDENTIFIED COST $636,272,492)	619,328,941
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
38,329		FNMA ARM 681769, 4.555%, 1/01/2033	38,429
		Government National Mortgage Association--0.0%
3,016		GNMA2 ARM 80201, 30 Year, 5.375%, 5/20/2028	3,068
1,808		GNMA2 ARM 8717, 5.125%, 10/20/2025	1,822
		TOTAL	4,890
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $44,555)	43,319
		ASSET-BACKED SECURITIES--2.0%
		Commercial Mortgage--2.0%
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,137,528
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	10,476,359
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.460%, 2/12/2051	5,900,073
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,361,994
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/13/2042	20,664,740
		TOTAL	58,540,694
		Home Equity Loan--0.0%
36,887	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	27,665
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $63,175,415)	58,568,359
		GOVERNMENT AGENCIES--10.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,516,430
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,028,527
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,585,962
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,020,441
80,000,000	[3]	Federal Home Loan Bank System, 3.375%, 8/13/2010	80,141,728
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	515,514
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	99,045
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	150,204
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	460,890
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	150,943
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,616
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	400,272
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	200,183
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,238
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	100,557
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,500,522
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	197,295
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	556,106
20,000,000	[3]	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	19,997,698
30,000,000	[3]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	30,609,471
55,000,000	[3]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,021,074
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	193,687
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	409,382
15,000,000	[3]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,421,400
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	100,116
40,000,000	[3]	Federal National Mortgage Association, 3.875%, 7/12/2013	39,810,068
40,000,000	[3]	Federal National Mortgage Association, 5.375%, 6/12/2017	42,093,532
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,943,904
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	150,971
15,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	15,208
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	502,676
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,081,352
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $300,352,994)	304,136,012
		GOVERNMENT/AGENCY--0.1%
		Sovereign--0.1%
3,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $3,696,028)	3,758,825
		U.S. TREASURY--7.5%
		U.S. Treasury Bonds--0.5%
2,215,000	[4]	United States Treasury Bond, 5.25%, 11/15/2028	2,444,166
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,600,830
4,935,000	[4]	United States Treasury Bond, 6.125%, 11/15/2027	6,001,931
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,571,034
2,200,000	[4]	United States Treasury Bond, 6.50%, 11/15/2026	2,769,250
300,000		United States Treasury Bond, 6.75%, 8/15/2026	386,326
500,000		United States Treasury Bond, 7.25%, 5/15/2016	621,336
		TOTAL	15,394,873
		U.S. Treasury Notes--7.0%
54,157,500	[3]	U.S. Treasury Inflation-Protected Note, 2.50%, 7/15/2016	57,957,326
23,000,000	[3]	United States Treasury Note, 3.50%, 5/31/2013	23,445,625
6,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	6,222,311
50,000,000	[3]	United States Treasury Note, 4.00%, 8/15/2018	50,750,000
27,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	28,413,423
6,700,000	[3]	United States Treasury Note, 4.50%, 11/30/2011	7,070,568
6,000,000		United States Treasury Note, 4.50%, 2/15/2016	6,408,281
14,000,000	[3]	United States Treasury Note, 4.50%, 4/30/2012	14,823,112
7,035,000		United States Treasury Note, 4.75%, 8/15/2017	7,578,982
200,000		United States Treasury Note, 5.00%, 8/15/2011	213,781
300,000		United States Treasury Note, 6.00%, 8/15/2009	310,570
100,000		United States Treasury Note, 6.50%, 2/15/2010	106,219
		TOTAL	203,300,198
		TOTAL U.S. TREASURY (IDENTIFIED COST $208,633,152)	218,695,071
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
413,815		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	428,078
186,135		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	192,558
43,070		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	44,014
		TOTAL	664,650
		Federal National Mortgage Association--0.1%
338,743		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	343,746
220,819		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	228,232
22,450		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	23,344
633,397		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	637,130
		TOTAL	1,232,452
		Government National Mortgage Association--0.0%
38,594		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	41,581
1,913		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,068
4,500		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,850
1,794		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,932
3,163		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,414
353		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	382
264,453		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	278,015
9,510		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	10,042
10,026		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	10,538
1,810		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,901
425,025		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	399,180
109,336		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	115,459
		TOTAL	869,362
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,727,066)	2,766,464
		COLLATERALIZED MORTGAGE OBLIGATIONS--4.0%
		Commercial Mortgage--4.0%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,059,434
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.74%, 2/10/2051	4,530,128
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,738,996
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	18,431,336
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	20,210,856
7,120,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049	6,889,722
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.317372%, 4/15/2041	14,872,358
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,848,972
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,574,497
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	8,880,763
		TOTAL	115,037,062
		Federal National Mortgage Association--0.0%
24,781		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	27,156
10,440		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	11,515
		TOTAL	38,671
		Non-Agency Mortgage--0.0%
10,265	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.61603%, 1/28/2027	6,672
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $123,538,102)	115,082,405
		MUTUAL FUNDS—70.1%[5]
1,153,570		Emerging Markets Fixed Income Core Fund	25,207,367
144,281,041		Federated Mortgage Core Portfolio	1,408,182,961
21,222,157		High Yield Bond Portfolio	130,516,268
478,090,327	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.56%	478,090,327
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,064,062,506)	2,041,996,923
		TOTAL INVESTMENTS—115.5% (IDENTIFIED COST $3,402,502,310)[8]	3,364,376,319
		OTHER ASSETS AND LIABILITIES---NET—(15.5)%[9]	(450,632,023)
		TOTAL NET ASSETS---100%	$2,913,743,296

At August 31, 2008, the Fund had the following open futures contracts:
Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]Germany Federal Republic Bonds 2-Year Long Futures	650	$ 67,255,500	December 2008	$ 19,742
[10]Germany Federal Republic Bonds 10-Year Long Futures	650	$ 74,009,000	December 2008	$ 37,454
10U.S. Treasury Notes 5-Year Long Futures	3,230	$361,558,125	December 2008	$(88,311)
10U.S. Treasury Bonds Short Futures	280	$ 32,847,500	December 2008	$102,208
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS	$ 71,093

At August 31, 2008, the Fund had the following open swap contracts:
Credit Default Swaps Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
[11]Merrill Lynch Capital Services, Inc.	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	$75,000,000	$ 633,502
[11]Goldman Sachs, J.P. Morgan	Series 10 High Yield CDX Index	Buy	5.00%	6/20/2013	$32,000,000	$ 2,014,270
TOTAL VALUE OF CREDIT DEFAULT SWAPS	$2,647,772

Net Unrealized Appreciation on Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $55,828,902, which represented 1.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $55,828,902, which represented 1.9% of total net assets.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	All or a portion of this security is held as collateral for securities lending.
As of August 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$441,035,376	$459,175,000
7	7-Day net yield.
8
At August 31, 2008, the cost of investments for federal tax purposes was $3,402,701,197. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in futures contracts and swap contracts was $38,324,878. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,698,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $60,023,606.

9
Assets other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

10	Non-income producing security.
11	Net premium paid by the Fund amounted to $3,157,550.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to achieve total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. The Fund’s secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,041,996,923	$71,093
Level 2 – Other Significant Observable Inputs	1,322,379,396	2,647,772
Level 3 – Significant Unobservable Inputs	----	----
Total	$3,364,376,319	$2,718,865

*Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008